DISPOSAL GROUPS HELD FOR SALE (Tables)	12 Months Ended
Jun. 30, 2020
DISPOSAL GROUPS HELD FOR SALE
Summary of carrying amounts of assets and liabilities of which control was lost

	June 30, 2020	June 30, 2019

ASSETS
Cash	$3,755,831	$7,775,528
Restricted cash	15,568,983	16,026,192
Commission receivable	1,211,140	1,246,707
Compensation receivable	100,622	103,577
Advance payment	17,217	17,724
Interest receivable	15,940,393	16,408,380
Other receivable	198	—
Available-for-sale financial assets	126,596,083	130,313,790
Property and equipment, net	60,585	62,364
TOTAL ASSETS	$163,251,052	$171,954,262

LIABILITIES

Allowance on guarantee	$348,854	$359,098
Unearned Income-Guarantee commission	77,902	80,190
Income tax payable	2,243,618	2,309,505
Other liabilities	75,381	77,580
Deferred tax liabilities	204,081	210,074
TOTAL LIABILITIES	$2,949,836	$3,036,447

Net assets de-recognised	$160,301,216	$168,917,815